Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 7 - Stockholders’ Equity

Preferred Stock

The Company has authorized the issuance of 10,000,000 shares of $0.0001 par value preferred stock. At September 30, 2025 and December 31, 2024, there were nil shares issued and outstanding.

Common Stock

The Company has authorized the issuance of 100,000,000 shares of $0.0001 par value common stock. At September 30, 2025 and December 31, 2024, there were 52,190,074 and 27,936,503 shares issued and outstanding.

During 2025, the Company issued 500,000 shares of common stock with warrants to purchase up to 500,000 shares of common stock (“2025 Warrants”) at an exercise price of $0.26 per share through a private stock offering. The total purchase price was $0.25 per share and warrant. The Company recorded the value of the common stock with warrants in common stock and additional-paid-in capital.

Warrants

At September 30, 2025, the Company had the following warrants outstanding:

	Outstanding	Ex Price	Exercisable	Ex Price
2021 Consultant Warrants	1,000,000	$1.00	1,000,000	$1.00
IPO Warrants	172,500	$6.60	172,500	$6.60
PIPE Warrants	1,886,793	$2.90	1,886,793	$2.90
Placement Agent Warrants	339,623	$2.92	339,623	$2.92
2025 Warrants	500,000	$0.26	500,000	$0.26
2023 Consultant Warrants	170,000	$3.00	170,000	$3.00
Total Warrants	4,068,916		4,068,916

Note 10 - Stockholders’ Equity

Preferred Stock

The Company has authorized the issuance of 10,000,000 shares of $0.0001 par value preferred stock. At December 31, 2024 and 2023, there were nil shares issued and outstanding.

Common Stock

The Company has authorized the issuance of 100,000,000 shares of $0.0001 par value common stock. At December 31, 2024 and 2023, there were 27,936,503   and 21,191,593 shares issued and outstanding, respectively.

During 2024, the Company issued 6,744,910 shares of common stock to consultants and board members for total fair value of approximately $48,000. During 2023, the Company issued 350,000 and 420,000 shares of common stock to consultants and a supplier for total fair value of approximately $362,000 and $231,000, respectively. The 420,000 shares of common stock were recorded as part of the Advances to Suppliers as of December 31, 2023.

Warrants

During 2023, the Company issued warrants (“2023 Consultant Warrants”) to purchase up to 170,000 shares of the Company’s common stock in exchange for the provision of services. The 2023 Consultant Warrants have an exercise price of $3.00 per share, expire 6 years from the date of issuance, with 25% vested in the first quarter of 2023 and the remaining shares vested quarterly through December 31, 2023.

The Company utilized the Black-Scholes option-pricing model to value the warrants issued and the estimated fair value of the 2023 Consultant Warrants was $91,000, which was recognized as expense in 2023.

The following table summarizes the assumptions used for estimating the fair value of the 2023 Consultant Warrants issued:

Expected dividend yield	-
Risk-free interest rate	3.99%
Expected volatility	100%
Expected life (years)	6

During 2021, the Company granted 2021 Consultant Warrants to three individuals (“Consultants”) that are advising the Company on developing, establishing, operating, commercializing, marketing, promoting, and expanding the Company’s esports business with an aim to commercialize esports tournaments, esports sponsorships, esports advertising revenues, esports merchandise revenues, esports broadcast revenues, esports video revenues, esports game development and marketing and distribution revenues, and all other manner of esports revenue streams for the benefit of the Company. The Consultant Warrants have an exercise price of $1.00 share and expire in five years with 250,000 of these warrants vested immediately and the balance of 750,000 warrants having provisions making the vesting contingent on the Consultants’ performance in meeting goals and milestones set quarterly by the Company. Specifically, the Company will consult with the Consultants and reach agreement on the Consultants’ goals and milestones at the beginning of each calendar quarter. Out of the 750,000 unvested warrants, 62,500 warrants vest at the end of each quarter, beginning with the quarter ended March 31, 2022, provided in the Company’s judgement the Consultants have made satisfactory progress over the course of the quarter in meeting set goals and milestones. At December 31, 2024, all of these warrants were vested.

In conjunction with the Company’s initial public offering (“IPO”) in July 2022, the Company issued warrants (“IPO Warrants”) to purchase up to 172,500 shares of common stock to the underwriters of the IPO.  These IPO Warrants have an exercise price of $6.60 per share, expire 5 years from the date of issuance, and are fully exercisable six months after their issuance. The estimated fair value of the IPO Warrants approximated $474,000. The IPO Warrants are recorded as stock issuance costs but the net impact to the Company’s equity from the issuance of these warrants is nil since these warrants are classified as equity.

In conjunction with a financing in September 2022, the Company issued 1,886,793 PIPE Warrants to investors with an exercise price of $2.90 per share, which expire 5 years from the date of issuance, and are fully exercisable upon issuance. The estimated fair value of the PIPE Warrants approximated $2,093,000. Additionally, 339,623 warrants (“Placement Agent Warrants”) were issued to the placement agent as a part of their fee. The Placement Agent warrants have an exercise price of $2.915 per share, expire 5 years from the date of issuance, and are fully exercisable upon issuance. The estimated fair value of the Placement Agent Warrants approximated $516,000. The Placement Agent Warrants are recorded as stock issuance costs but the net impact to the Company’s equity from the issuance of these warrants is nil since these warrants are classified as equity.

The PIPE Warrants and Placement Agent Warrants also include certain anti-dilution adjustments and potential adjustments upon the occurrence of certain change of control transactions.

The fair value of the 2023 Consultant Warrants and 2021 Consultant Warrants are being amortized to expense over their vesting period. The Company recorded total expense of approximately $186,000 and $277,000 during 2024 and 2023, respectively. At December 31, 2024, there was no unamortized warrant expense and all warrants were fully vested.

At December 31, 2024, the Company had the following warrants outstanding:

	Outstanding	Ex Price	Exercisable	Ex Price
2021 Consultant Warrants	1,000,000	$1.00	1,000,000	$1.00
IPO Warrants	172,500	$6.60	172,500	$6.60
PIPE Warrants	1,886,793	$2.90	1,886,793	$2.90
Placement Agent Warrants	339,623	$2.92	339,623	$2.92
2023 Consultant Warrants	170,000	$3.00	170,000	$3.00
Total Warrants	3,568,916		3,568,916